Shareholder Report	12 Months Ended	92 Months Ended	96 Months Ended
	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY GOVERNMENT INCOME TRUST
Entity Central Index Key	0000773674
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000016429 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Preservation Fund
Class Name	Investor Class
Trading Symbol	CPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Preservation Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Net Assets	$ 2,330,771,401	$ 2,330,771,401	$ 2,330,771,401
Holdings Count | holding	24	24	24
Advisory Fees Paid, Amount	$ 10,843,515
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,330,771,401
Management Fees (dollars paid during the reporting period)	$10,843,515
Total Number of Portfolio Holdings	24
7-Day Current Yield - Investor Class	3.88%
7-Day Effective Yield - Investor Class	3.95%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	102.1%
Other Assets and Liabilities	(2.1)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016430 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	Investor Class
Trading Symbol	BGNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund Investor Class returned 4.65% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.65%	-0.99%	0.62%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 372,081,039	$ 372,081,039	$ 372,081,039
Holdings Count | holding	159	159	159
Advisory Fees Paid, Amount	$ 2,036,385
Investment Company, Portfolio Turnover	202.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189731 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	I Class
Trading Symbol	AGMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund I Class returned 4.87% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.87%	-0.89%	0.72%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.03%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 372,081,039	$ 372,081,039	$ 372,081,039
Holdings Count | holding	159	159	159
Advisory Fees Paid, Amount	$ 2,036,385
Investment Company, Portfolio Turnover	202.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

C000016431 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	A Class
Trading Symbol	BGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund A Class returned 4.39% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.39%	-1.25%	0.37%
A Class - with sales charge	-0.31%	-2.16%	-0.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 372,081,039	$ 372,081,039	$ 372,081,039
Holdings Count | holding	159	159	159
Advisory Fees Paid, Amount	$ 2,036,385
Investment Company, Portfolio Turnover	202.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

C000088034 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	C Class
Trading Symbol	BGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund C Class returned 3.61% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.61%	-1.99%	-0.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 372,081,039	$ 372,081,039	$ 372,081,039
Holdings Count | holding	159	159	159
Advisory Fees Paid, Amount	$ 2,036,385
Investment Company, Portfolio Turnover	202.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

C000051003 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	R Class
Trading Symbol	AGMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R Class returned 4.25% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.25%	-1.48%	0.12%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 372,081,039	$ 372,081,039	$ 372,081,039
Holdings Count | holding	159	159	159
Advisory Fees Paid, Amount	$ 2,036,385
Investment Company, Portfolio Turnover	202.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

C000051002 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	R5 Class
Trading Symbol	AGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ginnie Mae Fund R5 Class returned 4.86% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. The commentary below refers to the fund's performance compared to the Bloomberg U.S. GNMA Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while yield curve effects detracted.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. Additionally, duration detracted modestly, mainly due to the longer-than-index position we maintained until late 2024.
•	We continued to allocate to To-Be-Announced (TBA) mortgages, which allow us to own mortgage-backed securities (MBS) on a forward basis instead of holding cash bonds. TBA securities offered yield advantages versus other MBS and contributed to relative performance for the period.
•	Our out-of-index stake in agency collateralized mortgage obligations aided relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.86%	-0.79%	0.82%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. GNMA	5.18%	-0.59%	1.08%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 372,081,039	$ 372,081,039	$ 372,081,039
Holdings Count | holding	159	159	159
Advisory Fees Paid, Amount	$ 2,036,385
Investment Company, Portfolio Turnover	202.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	99.3%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(19.3)%

C000016435 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	Investor Class
Trading Symbol	CPTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund Investor Class returned 4.38% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.38%	-1.43%	0.72%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 608,879,315	$ 608,879,315	$ 608,879,315
Holdings Count | holding	201	201	201
Advisory Fees Paid, Amount	$ 2,252,013
Investment Company, Portfolio Turnover	155.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189732 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	I Class
Trading Symbol	ABHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund I Class returned 4.48% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.48%	-1.32%	0.88%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.07%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 608,879,315	$ 608,879,315	$ 608,879,315
Holdings Count | holding	201	201	201
Advisory Fees Paid, Amount	$ 2,252,013
Investment Company, Portfolio Turnover	155.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

C000016436 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	A Class
Trading Symbol	ABTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund A Class returned 4.01% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.01%	-1.66%	0.48%
A Class - with sales charge	-0.68%	-2.56%	0.02%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 608,879,315	$ 608,879,315	$ 608,879,315
Holdings Count | holding	201	201	201
Advisory Fees Paid, Amount	$ 2,252,013
Investment Company, Portfolio Turnover	155.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

C000088036 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	C Class
Trading Symbol	ABTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$149	1.47%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund C Class returned 3.34% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.34%	-2.39%	-0.27%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 608,879,315	$ 608,879,315	$ 608,879,315
Holdings Count | holding	201	201	201
Advisory Fees Paid, Amount	$ 2,252,013
Investment Company, Portfolio Turnover	155.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

C000088037 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	R Class
Trading Symbol	ABTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund R Class returned 3.86% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.86%	-1.91%	0.23%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 608,879,315	$ 608,879,315	$ 608,879,315
Holdings Count | holding	201	201	201
Advisory Fees Paid, Amount	$ 2,252,013
Investment Company, Portfolio Turnover	155.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

C000088035 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	R5 Class
Trading Symbol	ABTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Government Bond Fund R5 Class returned 4.58% for the reporting period ended March 31, 2025.
The fund seeks high current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Government/MBS Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Interest rate volatility during the period led to negative carry/yield curve roll-down effects for the portfolio. Additionally, duration detracted modestly, due to the longer-than-index position we maintained until late 2024.
•	Security selection in the Treasury sector detracted from results. However, positive results from our selections in the securitized sector helped offset some negative effects. In particular, agency mortgage-backed securities and asset-backed securities were top contributors.
•	An overweight position versus the index in the securitized sector and an underweight in nominal government securities contributed to relative performance. An allocation to cash equivalents also aided performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.58%	-1.22%	0.94%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. Government/MBS	4.84%	-1.24%	1.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 608,879,315	$ 608,879,315	$ 608,879,315
Holdings Count | holding	201	201	201
Advisory Fees Paid, Amount	$ 2,252,013
Investment Company, Portfolio Turnover	155.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	52.2%
U.S. Treasury Securities	26.3%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	4.1%
U.S. Government Agency Securities	3.1%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.6%
Short-Term Investments	6.7%
Other Assets and Liabilities	(6.6)%

C000016437 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	Investor Class
Trading Symbol	ACITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Investor Class returned 6.02% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.02%	2.31%	2.11%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000181796 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	I Class
Trading Symbol	AIAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund I Class returned 6.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.23%	2.44%	2.43%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.77%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000181797 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	Y Class
Trading Symbol	AIAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund Y Class returned 6.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.23%	2.52%	2.53%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.77%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000016438 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	A Class
Trading Symbol	AIAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund A Class returned 5.77% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.77%	2.06%	1.85%
A Class - with sales charge	1.01%	1.12%	1.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000088038 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	C Class
Trading Symbol	AINOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund C Class returned 4.95% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.95%	1.30%	1.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000088039 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R Class
Trading Symbol	AIARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R Class returned 5.57% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.57%	1.81%	1.60%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000016439 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R5 Class
Trading Symbol	AIANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R5 Class returned 6.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.23%	2.52%	2.31%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000191079 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R6 Class
Trading Symbol	AIADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund R6 Class returned 6.29% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	6.29%	2.57%	2.65%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.87%	—

Performance Inception Date		Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000191080 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	G Class
Trading Symbol	AINGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Inflation-Adjusted Bond Fund G Class returned 6.51% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	6.51%	2.79%	2.87%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. TIPS	6.17%	2.36%	2.87%	—

Performance Inception Date		Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,348,414,186	$ 2,348,414,186	$ 2,348,414,186
Holdings Count | holding	115	115	115
Advisory Fees Paid, Amount	$ 5,577,229
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.4%
Collateralized Mortgage Obligations	4.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Convertible Preferred Securities	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	1.2%
Exchange-Traded Funds	1.0%
Asset-Backed Securities	0.9%
Preferred Securities	0.3%
Short-Term Investments	3.7%
Other Assets and Liabilities	(3.5)%

C000016440 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	Investor Class
Trading Symbol	TWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund Investor Class returned 4.99% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.99%	1.05%	1.20%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 209,872,168	$ 209,872,168	$ 209,872,168
Holdings Count | holding	93	93	93
Advisory Fees Paid, Amount	$ 991,620
Investment Company, Portfolio Turnover	298.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189733 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	I Class
Trading Symbol	ASGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund I Class returned 5.10% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.10%	1.15%	1.57%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.73%	—

Performance Inception Date			Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 209,872,168	$ 209,872,168	$ 209,872,168
Holdings Count | holding	93	93	93
Advisory Fees Paid, Amount	$ 991,620
Investment Company, Portfolio Turnover	298.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

C000016441 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	A Class
Trading Symbol	TWAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund A Class returned 4.73% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.73%	0.80%	0.96%
A Class - with sales charge	2.38%	0.34%	0.73%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 209,872,168	$ 209,872,168	$ 209,872,168
Holdings Count | holding	93	93	93
Advisory Fees Paid, Amount	$ 991,620
Investment Company, Portfolio Turnover	298.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

C000088041 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	C Class
Trading Symbol	TWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$157	1.54%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund C Class returned 3.97% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.97%	0.05%	0.20%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 209,872,168	$ 209,872,168	$ 209,872,168
Holdings Count | holding	93	93	93
Advisory Fees Paid, Amount	$ 991,620
Investment Company, Portfolio Turnover	298.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

C000088042 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	R Class
Trading Symbol	TWARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R Class returned 4.47% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.47%	0.55%	0.70%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 209,872,168	$ 209,872,168	$ 209,872,168
Holdings Count | holding	93	93	93
Advisory Fees Paid, Amount	$ 991,620
Investment Company, Portfolio Turnover	298.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%

C000088040 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	R5 Class
Trading Symbol	TWUOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Short-Term Government Fund R5 Class returned 5.20% for the reporting period ended March 31, 2025.
The fund seeks high current income while maintaining safety of principal. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions aided results, while security selection and yield curve effects detracted.
•	Security selection among nominal government securities weighed on relative performance for the period.
•	Interest rate volatility during the period led to negative effects from the portfolio’s yield curve positioning and carry/yield curve roll-down. However, duration positioning contributed to results, which helped temper those effects.
•	Sector allocation boosted relative performance, largely due to an out-of-index position in the securitized sector. Additionally, non-index cash equivalents also aided results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.20%	1.27%	1.41%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government Bond	5.42%	1.15%	1.50%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 209,872,168	$ 209,872,168	$ 209,872,168
Holdings Count | holding	93	93	93
Advisory Fees Paid, Amount	$ 991,620
Investment Company, Portfolio Turnover	298.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	57.4%
Collateralized Mortgage Obligations	28.0%
U.S. Government Agency Securities	3.8%
U.S. Government Agency Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	0.6%
Corporate Bonds	0.1%
Short-Term Investments	6.3%
Other Assets and Liabilities	(2.8)%